Lease Commitments (Details) - Schedule of minimum lease payments under the operating lease - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Minimum Lease Payments Under The Operating Lease [Abstract]
2022	$ 148,777	$ 583,646
2023	465,164	369,473
2024	478,141	379,579
2025	491,508	389,989
2026	505,277	400,712
Thereafter	746,597	638,895
Total payments	2,835,464	2,762,294
Less: amount representing interest	(798,545)	(807,376)
Lease obligation, net	2,036,919	1,954,918
Less: current portion	(268,310)	(384,530)
Lease obligation – long-term	$ 1,768,609	$ 1,570,388